MORTGAGE SERVICING RIGHTS (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Changes in mortgage servicing rights
Balance, ending	$ 811,783	$ 651,409
Mortgage servicing rights
Changes in mortgage servicing rights
Balance, beginning	651,409	601,325
Mortgage servicing rights capitalized	446,539	228,211
Mortgage servicing rights amortized	(257,579)	(138,900)
Provision for loss in fair value	(28,586)	(39,227)
Balance, ending	811,783	651,409
Changes in valuation allowances:
Balance, beginning	205,038	165,811
Additions	28,586	39,227
Balance, ending	$ 233,624	$ 205,038